Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 7 – Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,	As of December 31,
	2021	2020
Buildings	$4,031,395	$3,927,085
Mechanical equipment	19,935,874	19,562,087
Motor vehicles	454,624	348,941
Office equipment	7,369,316	6,772,941
Computer software	753,986	174,740
Leasehold improvement	1,197,048	218,004
Construction in progress	28,874,739	21,059,285
Total	62,616,982	52,063,083
Accumulated depreciation	(25,464,318)	(22,939,840)
Provision for impairment	(3,823,054)	-
Property, plant and equipment, net	$33,329,610	$29,123,243

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 amounted to $2,858,406, $6,347,738 and $7,994,727, respectively. For the year ended December 31, 2021, the Company recorded an impairment charge of $3,109,922 against a certain building as the carrying amount of the asset was deemed not recoverable due to the asset’s economic obsolescence identified during the period. No impairment was recorded for the years ended December 31, 2020 and 2019.